Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2024
Land and Land Improvements [Abstract]
Summary of Land Use Rights And Related Accumulated Amortization
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2023	2024
Land use rights	2,913,098	2,918,023
Less: Accumulated amortization	(123,731)	(173,599)

Total land use rights, net	2,789,367	2,744,424